OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities, Current [Abstract]
Schedule of Other Payable and Accrued Expenses
	December 31,
	2025	2024

Accrued payroll including amounts due to government authorities	2,240	1,340
Provision for vacation and other employee benefits	2,092	2,088
Accrued expenses	1,042	694
Other liabilities	1,191	1,014

	6,565	5,136